CONCENTRATIONS AND RISKS	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

Note 18 - CONCENTRATIONS AND RISKS

■ Concentrations

(a) Customer

The following table sets forth information as to each customer that accounted for 10% or more of net revenue for the years ended September 30, 2025, 2024 and 2023.

	Years Ended September 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Customer
Customer B	$208,531	39%	$134,551	26%	$147,268	16%
Customer E	112,528	21%	-	-	-	-
Customer F	89,172	16%	-	-	-	-
Customer A	19,464	4%	194,598	37%	264,686	30%
Customer C	28,031	5%	-	-	142,807	16%
Customer D	-	-	75,562	14%	121,509	14%
Total	$457,726	85%	$404,711	77%	$676,270	76%

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable as of September 30, 2025 and 2024.

	September 30, 2025		September 30, 2024
	Amount	% of Total	Amount	% of Total
Customer
Customer B	$176,534	83%	$121,524	73%
Customer A	24,344	11%	-	-
Customer E	1,397	1%	29,412	17%
Total	$202,275	95%	$150,936	90%

(b) Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of purchase for the years ended September 30, 2025 and 2024.

	Years Ended September 30,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
Supplier
Supplier A	$87,270	37%	$112,285	37%	$205,573	46%
Supplier B	27,872	12%	36,047	12%	59,604	13%
Supplier C	33,585	14%	-	-	-	-
Supplier F	26,448	11%	-	-	-	-
Total	$175,175	74%	$148,332	49%	$265,177	59%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2025 and 2024.

	September 30, 2025		September 30, 2024
	Amount	% of Total	Amount	% of Total
Supplier
Supplier D	$17,559	51%	$17,812	57%
Supplier E	13,345	39%	13,537	43%
Supplier G	3,286	10%	-	-%
Total	$34,190	100%	$31,349	100%

■ Currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other Company foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

■ Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash. As of September 30, 2025 and 2024, substantially all of the Company’s cash were held by major financial institutions located in the PRC, which management believes are of high credit quality.

Other credit risk consists principally of accounts receivable, prepaid expenses and due from related parties. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.